SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Accounting Policies [Abstract]
Carrying amount of investments	$ 76,000,000
Downward price adjustments to carrying amount of investments	0
Upward price adjustments to carrying amount of investments	$ 0